Deferred revenues	12 Months Ended
Dec. 31, 2017
Deferred revenues
Deferred revenues

Note 11 – Deferred revenues

Deferred revenues consist of the following:

 revenues received from connection fees for fixed telephony, data and Internet, nonrefundable;

 revenues collected by remaining traffic and packages of data from unexpired cards;

 the value assigned to the points delivered by customer loyalty programs in the mobile telephony;

 the advanced collection of revenues from services of international capacity;

 the advanced collection of construction projects; and

 subsidies received for the construction of infrastructure which are deferred in the same period of amortization of the related works.

	As of December 31,
Current deferred revenues	2017	2016
On prepaid calling cards – Fixed and Mobile Services	292	261
On construction projects	48	-
On connection fees – fixed services	36	35
On capacity rental	32	41
On mobile customer loyalty programs	95	87
From CONATEL – mobile services Núcleo (Note 18.d)	5	4
Other	7	15

	515	443

Non-current deferred revenues
On capacity rental – Fixed Services	195	252
On connection fees – Fixed services	82	87
On mobile customer loyalty programs	148	106

	425	445

Total deferred revenues	940	888